Accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Customer trade receivables	$ 90,324	$ 80,972
Other receivables	14,504	14,967
Income tax receivable	872	52
Due from related parties	1,651	1,070
Allowance for credit losses	(5,843)	(6,594)
Accounts receivable, net	$ 101,508	$ 90,467